CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Comprehensive loss	$ (45,544)	$ (29,370)	$ (21,090)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	2,235	1,679	1,364
Depreciation	81	44	36
Write-off of intangible assets	845		100
Fair value adjustment on derivative financial instruments	(5,687)	(1,152)	(888)
Fair value losses (gains) on financial assets at fair value through profit or loss	127	(67)
Revaluation of bank deposits	(123)	(274)	(69)
Issuance cost in respect of warrants		368
Exchange differences in respect of cash and cash equivalents	(367)	(39)	150
Total adjustments in respect of income and expenses not involving cash flow	(2,889)	559	693
Changes in assets and liability items:
Decrease (increase) in trade receivables	(1,429)	99
Decrease (increase) in prepaid expenses and other receivables	(1,728)	612	702
Increase in inventory	(653)
Increase (decrease) in accounts payable	4,745	(60)	153
Increase (decrease) in accrued expenses	2,729	(98)	1,716
Total changes in assets and liability items	3,664	553	2,571
Net cash used in operating activities	(44,769)	(28,258)	(17,826)
INVESTING ACTIVITIES:
Purchase of fixed assets	(146)	(85)	(14)
Purchase of intangible assets	(1,035)	(35)	(1,620)
Change in investment in current bank deposits	(13,000)	36,838	(29,500)
Purchase of non-current bank deposits			(58)
Purchase of financial assets at fair value through profit or loss	(21,923)	(12,246)
Proceeds from sale of financial assets at fair value through profit or loss	17,522
Maturity of non-current bank deposits			10,000
Net cash provided by (used in) investing activities	(18,582)	24,472	(21,192)
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants, net of expenses	22,216	35,754	54,684
Exercise of warrants and options into ordinary shares, net of expenses	3,437	263	108
Net cash provided by financing activities	25,653	36,017	54,792
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(37,698)	32,231	15,774
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	367	39	(150)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	53,786	21,516	5,892
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	16,455	53,786	21,516
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	$ 469	$ 408	236
Supplementary information on investing activities not involving cash flows - Purchase of intangible assets.			$ 1,925